INTANGIBLE AND OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Sheerness	Dec. 31, 2012 Sheerness	Jun. 30, 2012 Sundance A	Dec. 31, 2012 Sundance A	Dec. 31, 2011 Sundance A	Dec. 31, 2013 Sundance A
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects under development	571		34
PPAs	324		376			273	312		64		51
Deferred income tax assets and charges (Note 16)	225		168
Loans and advances1	183	[1]	196	[1]
Fair value of derivative contracts (Note 23)	112		187
Employee post-retirement benefits (Note 22)	16		11
Other	524		434
Intangibles and Other Assets	1,955		1,406
Note receivable
Notes receivable	226		236
Interest rate on notes receivable	6.75%
Current portion of note receivable	43		40
Amount related to PPAs which are included in intangibles and other assets
Cost	810		810			585	585		225		225
Accumulated Amortization	486		434			312	273		161		174
Net Book Value	324		376			273	312		64		51
Amortization expense	52		52		52
Expected annual amortization expense
2014	52
2015	52
2016	52
2017	52
2018	39
Pre-tax charges	2,522		1,938		2,285			(50)	30	20

[1]	As at December 31, 2013, TransCanada held a $226 million (2012 – $236 million) note receivable from the seller of Ravenswood which bears interest at 6.75 per cent and matures in 2040. The current portion of the note receivable of $43 million (2012 – $40 million) is included in Other Current Assets.